Long-term debt (Schedule of Repayments of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020
Borrowings [abstract]
Year ending December 31, 2022	$ 74
2023	51
2024	9,193
2025	5,862
2026	31
Balance - Beginning of year	6,906	$ 6,500
Borrowings	14,520	782
Accreted interest and valuation adjustments	907	27
Revaluation of long-term debt	(367)	(491)
Repayment of debt	(4,069)	(31)
Currency translation adjustment (note 2)	105	119
Balance - End of year	18,002	6,906
Less: Current portion	73	856	$ 68
Non-current portion	$ 17,929	$ 6,050	$ 6,432